             Financial Highlights for VCA-2
    Income and Capital Changes Per Accumulation Unit*
(For an Accumulation Unit outstanding throughout the period)

                                               Year Ended
December 31,
                                    1997        1996
1995          1994           1993
Investment Income                    $ .2633     $ .2056
$ .2000     $  .1896      $ .2823
Expenses
  For investment management fee        .0284       .0215
 .0170        .0151        .0138
  For assuming mortality and
  expense risks                        .0850       .0646
 .0511        .0453        .0412
Net Investment Income                  .1499       .1195
 .1319        .1292        .2273
Capital Changes
  Net realized gain on investments    4.7245      2.3368
1.5228       1.0028       1.1147
  Net unrealized appreciation
  (depreciation) of investments       1.3843      1.7641
1.7558      (1.2955)       .9803
Net Increase (Decrease) in
  Accumulation Unit Value             6.2587      4.2204
3.4105       (.1635)      2.3223
  Accumulation Unit Value
  Beginning of year                  19.6241     15.4037
11.9932      12.1567       9.8344
  End of year                       $25.8828    $19.6241
$15.4037     $11.9932     $12.1567
Ratio Of Expenses To
  Average Net Assets**                  .50%        .50%
 .50%         .50%         .50%
Ratio Of Net Investment Income To
  Average Net Assets**                  .70%        .69%
 .96%        1.07%        2.06%
Portfolio Turnover Rate                  47%         53%
42%          37%          47%
Average Commission Rate Per Share   $  .0548    $  .0543
N/A          N/A          N/A
Number of Accumulation Units
Outstanding
  for Participants at end of year
  (000 omitted)                       28,643      30,548
31,600      32,624        32,968

*Calculated by accumulating the actual per unit amounts daily.
**These calculations exclude Prudential's equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing
Participants' Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

                     See Notes to Financial Statements
                                    1

                      Financial Statements of VCA-2
              Statement of Net Assets as of December 31,
1997

Common Stock                                         Value
Investments                         Shares         [Note 2A]
Aerospace/Defense - 2.8%
Doncasters PLC - (ADR)
  (United Kingdom) D               185,700
$03,922,912
Gen Corp.                          375,000
9,375,000
Litton Industries, Inc.D           116,600
6,704,500
Primex Technologies                 61,100
2,062,125
                                                  ----------
-

22,064,537

Autos & Trucks - 2.3%
Borg-Warner Automotive, Inc.       192,700
10,020,400
Lear Corp.D                         90,300
4,289,250
Tower Automotive, Inc.D             94,400
3,970,700
                                                   ---------
-

18,280,350

Chemicals - 7.5%
Agrium, Inc.                       618,300
7,535,531
Boc Group PLC (ADR)
  (United Kingdom)                 127,600
4,202,825
Chemfirst, Inc.D                   214,400
6,056,800
Cytec Industries, Inc.D            118,700
5,571,481
Dow Chemical Co.                    56,900
5,775,350
Imperial Chemical Industries
  (ADR) (United Kingdom)            62,900
4,084,569
Mississippi Chemical Corp.         420,714
7,678,030
Olin Corp.                         132,200
6,196,875
Solutia, Inc.                      182,700
4,875,806
Spartech Corp.                     189,800
2,870,725
Union Carbide                       97,600
4,190,700
                                                   ---------
-

59,038,692

Computer Related - 0.3%
Digital Equipment Corp. D           62,600
2,316,200

Consumer Services - 3.0%
Archer-Daniels-Midland Co.         112,135
2,431,928
Hilton Hotels Corp.D               125,400
3,730,650
Ogden Corp.                        163,900
4,619,931
RFS Hotel Investors, Inc.D         204,200
4,071,237
360 Communications Co. D           192,800
3,892,150
Whitman Corp.                      169,000
4,404,562
                                                   ---------
-

23,150,458

Containers and Packaging - 2.8%
ACX Technologies, Inc.D            135,100
3,301,506
Alltrista Corp.D                   247,600
7,025,650

AptarGroup, Inc.                    91,000
$5,050,500
U.S. Can Corp.D                    380,600       6,422,625
                                                   ---------
-

21,800,281

Electrical Equipment - 0.7%
Belden, Inc.                       148,900
5,248,725

Electronics - 3.6%
Anixter International, Inc.D       193,000
3,184,500
Dallas Semiconductor Corp.         182,400
7,432,800
Marshall IndustriesD               224,300
6,729,000
Methode Electronics, Inc.
  (Class "A" Stock)                164,100
2,666,625
Pioneer Standard
  Electronics, Inc.                528,800
8,064,200
                                                   ---------
-

28,077,125

Enginering & Construction - 4.2%
American Standard
  Companies, Inc. D                113,500
4,348,469
Apogee Enterprises, Inc.D           51,500
611,562
Cameron Ashley Building
  Products D                       172,600
2,891,050
Giant Cement Holding, Inc.D        400,000
9,250,000
Gradall Industries, Inc.D          373,500
6,162,750
Texas Industries, Inc.             215,500
9,697,500
                                                   ---------
-

32,961,331

Exploration & Production - 4.6%
Cabot Oil & Gas Corp.              216,600
4,210,162
Comstock Resources, Inc. D         233,000
2,781,437
Occidental Petroleum Corp.         231,400
6,782,912
Oryx Energy Co.D                   335,600
8,557,800
Pioneer Natural Resources Co.      271,800
7,865,212
Seagull Energy Corp.D               61,200
1,262,250
Vintage Petroleum, Inc.            249,400
4,738,600
                                                   ---------
-

36,198,373

Financial Services - 2.5%
Financial Security Assurance
  Holdings Corp.                   195,500
9,432,875
Morgan Stanley Dean Witter
  Discover & Co.                    12,100
715,412
Travelers Group, Inc.              176,599
9,514,271
                                                   ---------
-

19,662,558

              See Notes to Financial Statements
                             2

                      Financial Statements of VCA-2
              Statement of Net Assets as of December 31,
1997

Common Stock                                         Value
Investments                         Shares         [Note 2A]
Healthcare - 2.1%
Columbia HCA Healthcare            146,500        $
4,340,062
Mallinckrodt, Inc.                 106,300
4,039,400
Tenet Healthcare Corp.D            255,700
8,470,063
                                                  ----------
-

16,849,525

Housing Related - 2.1%
Furniture Brands
  International, Inc.D             331,000
6,785,500
Owens Corning Fiberglass Corp.     124,300
4,241,738
Triangle Pacific Corp.D            152,800
5,176,100
                                                   ---------
-

16,203,338

Insurance - 9.2%
Allied Group, Inc.                 233,925
6,696,103
Lincoln National Corp.             136,200
10,640,625
Loews Corp.                         35,400
3,756,825
MMI Companies, Inc.                270,112
6,786,554
NAC Re Corp.                       258,900
12,637,556
Reinsurance Group of America       172,950
7,361,184
Safeco Corp.D                       86,500
4,216,875
Trenwick Group, Inc.               250,000
9,406,250
W.R. Berkley Corp.                 247,500
10,859,063
                                                   ---------
-

72,361,035

Leisure - 2.4%
Darden Restaurants, Inc.           638,200
7,977,500
Servico, Inc.D                     320,600
5,410,125
Sonic Corp.D                       185,000
5,203,125
                                                   ---------
-

18,590,750

Machinery - 5.8%
Allied Products Corp.              341,250
8,190,000
Applied Power Inc.
  (Class "A" Stock)                110,400
7,617,600
Columbus McKinnon Corp.            224,900
5,453,825
Denison International, PLC -
  (ADR) (United Kingdom)D          136,200
2,349,450
Hardinge, Inc.                     198,800
7,405,300
Harnischfeger Industries, Inc.     270,200
9,541,438
Ingersoll-Rand Co.D                113,500
4,596,750
                                                   ---------
-

45,154,363

Media - 9.2%
Century Communications Corp.
  (Class "A" Stock)D               950,000
9,262,500
Comcast Corp.
  (Class "A" Stock)                182,600
5,820,375

Comcast Corp.
  (Class "A" Stock) Special        318,626
$10,056,633
Cox Communication, Inc.
  (Class "A" Stock)D               145,587
5,832,579
Harcourt General, Inc.             116,000
6,351,000
Tele-Communications, Inc.
  Liberty Media Group
  (Series A)D                      190,300
6,898,375
Time Warner, Inc.                  117,400
7,278,800
U.S. West Media GroupD             497,300
14,359,538
Viacom, Inc.
  (Class B Stock) D                150,000
6,215,625
                                                   ---------
-

72,075,425

Metals - 3.9%
The Carbide/Graphite
  Group, Inc.D                     407,400
13,749,750
Cleveland Cliffs, Inc.D            102,000
4,672,875
Reliance Steel and Aluminum        210,000
6,247,500
UCAR International, Inc.D          153,600
6,134,400
                                                   ---------
-

30,804,525

Miscellaneous-Industrial - 11.5%
Clarcor, Inc.                      185,300
5,489,513
Coltec Industries, Inc.D           294,200
6,821,763
Crane Co.                          149,800
6,497,575
Flowserve Corp.                    232,971
6,508,627
Global Industrial
  Technologies, Inc.D              477,000
8,079,188
Harsco Corp.                       101,300
4,368,563
Idex Corp.                         102,600
3,578,175
Mark IV Industries, Inc.           305,087
6,673,778
Pentair, Inc.                      125,400
4,506,563
PPG Industries, Inc.               117,800
6,729,325
Regal Beloit Corp.                 181,100
5,353,769
United Dominion Industries, Ltd.   398,100
10,076,906
Varian Associates, Inc.             83,800
4,237,138
Wolverine Tube, Inc.D              373,800
11,587,800
                                                   ---------
-

90,508,683

Paper Products - 1.3%
Boise Cascade Corp.                106,400
3,218,600
Georgia Pacific Corp.
  (Georgia - PAC Group)              6,700
407,025
Georgia Pacific Corp.
  (Timber - Group) D                 6,700
152,006
International Paper Co.             90,400
3,898,500
Louisiana Pacific Corp.            151,900
2,886,100
                                                   ---------
-

10,562,231

                     See Notes to Financial Statements
                                    3

                      Financial Statements of VCA-2
              Statement of Net Assets as of December 31,
1997

Common Stock                                         Value
Investments                         Shares         [Note 2A]
Railroads - 4.2%
Burlington Northern Santa Fe         79,700         $
7,407,119
CSX Corp.                            92,400
4,989,600
Greenbrier Companies, Inc.          254,100
4,399,106
Illinois Central Corp.              193,500
6,591,094
Union Pacific Corp.                  67,200
4,195,800
Varlen Corp.                        213,683
5,238,555
                                                    --------
---

32,821,274

Regional Banks - 3.7%
Banc One Corp.                       72,800
3,953,950
First Chicago NBD Corp.              99,480
8,306,580
First Commerce Corporation            6,300
423,675
Norwest Corp.                       311,800
12,043,275
PNC Bank Corp.                       69,000
3,937,313
                                                     -------
---

28,664,793

Retail - 3.9%
BJ's Wholesale Club, Inc. D         139,000
4,361,125
Food Lion, Inc.
  (Class "A" Stock)                 410,900
3,466,969
Food Lion, Inc.
  (Class "B" Stock)                 137,500
1,134,375
Haverty Furniture, Inc.             600,000
8,100,000
The Limited, Inc.                   209,200
5,334,600
Officemax, Inc.D                    212,400
3,026,700
Toys R UsD                          156,700
4,926,256
                                                     -------
---

30,350,025

Specialty Chemicals - 3.6%
Cambrex Corp.                       148,500
6,831,000
Ferro Corp.                         271,500
6,600,844
French Fragances, Inc. D            400,000
3,650,000
Great Lakes Chemical, Corp.          82,100
3,684,238
Lilly Industries, Inc.              102,300
2,109,938
OM Group, Inc.                      150,000
5,493,750
                                                     -------
---

28,369,770

Trucking/Shipping - 0.8%
Interpool, Inc.                     199,400
2,953,613
Pittston Burlington Group           123,400
3,239,250
                                                     -------
---

6,192,863

Total Common Stocks Investment - 98.0%
  (Cost: $554,595,006)
$768,307,230
Short-Term Investment -1.9%         Principal
                                      Amount
Repurchase Agreement - 1.9%
  J.P. Morgan Securities, Inc., 5.74%
  Due 1/02/98, Amount
  Due-$15,075,805 (collaterized
  by $15,414,957, U.S.Treasury
  Bonds, 13.75%, Due 8/15/04)
  (Cost $15,071,000)               $15,071,000
15,071,000

Total Investments - 99.9%
  (Cost $569,666,006)
783,378,230
Other Assets, Less Liabilities
Cash
832
Dividends and Interest Receivable
717,099
Receivable for Investments Sold
4,230,876
Payable for Pending
  Capital Transactions
(1,963,601)
Payable for Investments Purchased
(2,509,980)
Total Other Assets
Less Liabilities - 0.1%
475,226
Net Assets - 100%
$783,853,456
Net Assets, representing:
Equity of Participants
  (other than Annuitants)
  28,643,154 Accumulation Units at an
  Accumulation Unit Value of $25.8828
$741,364,935
Equity of Annuitants
36,178,643
Equity of Prudential Insurance
  Company of America
6,309,878


$783,853,456

The following abbreviations are used in portfolio descriptions:
ADR - American Depository Receipts
PLC - Public Limited Company
DNon-income producing Security

                  See Notes to Financial Statements
                                 4

                   Financial Statements of VCA-2
                     Statement of Operations

Year Ended
December 31, 1997
Investment Income [Note 2B]
 Dividends                                              $
6,840,490
 Interest
1,395,390
Total Income
8,235,880
Expenses [Note 3]
 Fees Charged to Participants and Annuitants
 for Investment Management Services
868,606
 Fees Charged to Participants (other than
 Annuitants) for Assuming Mortality and
 Expense Risks
2,482,789
Total Expenses
3,351,395
Investment Income - Net
4,884,485
Realized and Unrealized Gain on Investments -
Net [Note 2B]
 Realized Gain on Investments - Net
147,369,906
 Increase in Unrealized Appreciation on
 Investments - Net
43,649,467
Net Gain on Investments
191,019,373
Net Increase In Net Assets Resulting
from Operations
$195,903,858

                   Statements of Changes in Net Assets
Year Ended                         December 31, 1997
December 31, 1996
Operations
 Investment Income - Net             $  4,884,485
$  4,143,434
 Realized Gain on Investments -
 Net [Note 2B]                        147,369,906
77,378,955
 Increase In Unrealized
  Appreciation on Investments -
  Net [Note 2B]                        43,649,467
61,960,118
Net Increase in Net Assets
Resulting from Operations             195,903,858
143,482,507
Capital Transactions [Notes 3 & 5]
 Purchase Payments and Transfers In    37,581,652
34,187,009
 Withdrawals and Transfers Out        (80,261,096)
(54,140,871)
 Annual Administration Charges
 Deducted from
 Participants' Accumulation Accounts      (28,266)
(30,477)
 Mortality and Expense Risk
 Charges Deducted
 from Annuitants' Accounts               (123,028)
(99,600)
 Variable Annuity Payments             (4,174,661)
(3,459,550)
Net Decrease In Net Assets
 Resulting from Capital
 Transactions                         (47,005,399)
(23,543,489)
Net Increase/Decrease In Net
 Assets Resulting from Surplus
 Transfers [Note 6]                        78,656
(235,290)
Total Increase in Net Assets          148,977,115
119,703,728
 Net Assets
  Beginning of Year                   634,876,341
515,173,613
  End of Year                        $783,853,456
$634,876,341

                   See Notes to Financial Statements
                                  5

Notes to Financial Statements of VCA-2
NOTE 1:    General
         The Prudential Variable Contract Account-2 (VCA-2 or the Account) was
         established on January 9, 1968 by The Prudential
Insurance Company of
         America (Prudential) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. Its investments are composed primarily of common stocks. All contractual and other obligations arising under contracts participating in VCA-2 (Contracts) are general obligations of
         Prudential, although Participants' payments from the Account will depend upon the investment experience of the Account.

NOTE 2:   Summary of Significant Accounting Policies
        A.  Securitis Valuation
        Equity Securities
        Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m.
Eastern time) or, in
        the absence of recorded sales, at the mean between the most recently quoted bid and asked prices.  Nasdaq National Market
System equity
        securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices.
        Portfolio securities for which market quotations are not readily available will be valued at fair value as determined in good faith under the direction of the Account's Pricing
Committee.

        Fixed Income Securities
        Fixed income securities will be valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service.

        Short-Term Investments
        Short-term investments having maturities of sixty days or less are valued at amortized cost, which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accrual of discount or amortization of premium to maturity.

        B. Securities Transactions and Investment Income Securities transactions are recorded on the trade date. Realized gains
        and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
Income and realized
        and unrealized gains and losses are allocated to the Participants and
        Prudential on a daily basis in proportion to their respective ownership in VCA-2. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Notes to Financial Statements of VCA-2

        C.  Taxes
        The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the
        Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts.  As a result, the Unit
Value of VCA-2
        has not been reduced by federal income taxes.

        D.  Equity of Annuitants
        Reserves are computed for purchased annuities using the Prudential
        1950 Group Annuity Valuation (GAV) Table, as adjusted, and a valuation interest rate related to the Assumed Investment
Result (AIR).  The
        valuation interest rate is equal to the AIR less .5% which is a charge defined in Note 3A. The AIRs are selected by each Contract-holder and are described in the prospectus.

        NOTE 3:     Charges
        A. Prudential acts as investment manager for VCA-2 under an agreement for Investment Management Services. The expenses charged to VCA-2 consist of the following contract charges which are paid to Prudential:

            (i) An investment management fee is calculated daily at an effective annual rate of 0.125% of the
current value of the
                accounts of Participants (other than
Annuitants and Prudential).
                An equivalent charge is made monthly in
determining the amount
                of Annuitants' payments.

            (ii) A daily charge for assuming mortality and expense risks is calculated at an effective annual rate of 0.375% of the
                 current value of the accounts of
Participants (other than
                 Annuitants and Prudential). An equivalent charge is made
                 monthly in determining the amount of
Annuitants' payments.

        B. An annual administration charge of not more than $30 annually, is deducted from the accumulation account of certain Participants either time of withdrawal of the value of the entire Participant's account or at the end of the accounting year by canceling
            Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

        C. A charge of 2.5% for sales a*nd other marketing expenses is made from certain Participant's purchase payments.
For the year ended
            December 31, 1997, Prudential has advised the account it has received $9,628 for such charges.

NOTE 4:   Purchases and Sales of Portfolio Securities
        For the year ended December 31, 1997, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $333,425,286 and $373,986,242
respectively.

Notes to Financial Statements of VCA-2

NOTE 5:   Unit Transactions
        The number of Accumulation Units issued and redeemed for the years ended December 31, 1997 and 1996 is as follows:

                         1997            1996
  Units issued             4,486,054       4,133,210
  Units redeemed           6,391,015       5,185,531

NOTE 6:   Net Increase/Decrease in Net Assets Resulting from
Surplus Transfers
        The increase/decrease in net assets resulting from surplus transfers represents the net additions/ reductions from the equity of Prudential from VCA-2.

NOTE 7:   Related Party Transactions
        For the year ended December 31, 1997, Prudential
Securities
        Incorporated, an indirect, wholly owned subsidiary of Prudential, earned $17,671 in brokerage commissions from portfolio transactions executed on behalf of VCA-2.

NOTE 8:   Participant Loans
        Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

        For the years ended December 31, 1997 and 1996,
$18,529 and $36,354
        of participant loan principal and interest has been paid to VCA-2, respectively.

This report is for the information of persons participating in The Prudential
Variable Contract Account-2 (VCA-2), (Long Term Growth
Account, or the Account).
It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Prudential Investment
Management Services LLC, Distributor, is an affiliate of The
Prudential
Insurance Company of America. VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America.

                   Report of Independent Accountants

To the Committee and Participants
of The Prudential Variable Contract Account - 2 of The Prudential Insurance Company of America

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
The Prudential Variable Contract Account - 2 of The
Prudential Insurance
Company of America (the "Account") at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended December 31, 1995 were audited by other independent accountants whose report thereon dated February 15, 1996 expressed an unqualified opinion on those financial highlights.

Price Waterhouse LLP
New York, New York
February 18, 1998